32. RELATED PARTY TRANSACTIONS (Details 2) R$ in Millions	12 Months Ended
Dec. 31, 2019 BRL (R$)
Disclosure of transactions between related parties [line items]
Related party transaction amount	R$ 4,607
Santo Antnio Energia S.A. One [Member]
Disclosure of transactions between related parties [line items]
Related party	Santo Antônio Energia (SAESA)	[1]
Relationship	Affiliated	[1]
Type	Surety	[1]
Objective	Guarantee	[1]
Related party transaction amount	R$ 939	[1]
Maturity	2034	[1]
Norte Energia S.A [Member]
Disclosure of transactions between related parties [line items]
Related party	Norte Energia (NESA)
Relationship	Affiliated
Type	Surety
Objective	Financing
Related party transaction amount	R$ 2,555
Maturity	2042
Santo Antnio Energia S.A. [Member]
Disclosure of transactions between related parties [line items]
Related party	Santo Ant?nio Energia (SAESA) (2)	[1]
Relationship	Affiliated	[1]
Type	Surety	[1]
Objective	Debentures	[1]
Related party transaction amount	R$ 424	[1]
Maturity	2037	[1]
Centroeste [Member]
Disclosure of transactions between related parties [line items]
Related party	Centroeste
Relationship	Jointly-controlled entity
Type	Surety
Objective	Financing
Related party transaction amount	R$ 5
Maturity	2023
Light [Member]
Disclosure of transactions between related parties [line items]
Related party	Light	[2]
Relationship	Affiliated	[2]
Type	Counter-guarantee	[2]
Objective	Financing	[2]
Related party transaction amount	R$ 684	[2]
Maturity	2042	[2]

[1]	Corporate guarantee given by Cemig to Saesa.
[2]	Related to execution of guarantees of the Norte Energia financing.